Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	$ 75,565	$ 70,889
Plan Fair Value Assets, Percentage	100.00%	100.00%
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	17,819	21,795
Plan Fair Value Assets, Percentage	23.00%	23.00%
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	2,169	919
Plan Fair Value Assets, Percentage	3.00%	3.00%
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	47,716	35,540
Plan Fair Value Assets, Percentage	63.00%	63.00%
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	3,598	5,031
Plan Fair Value Assets, Percentage	5.00%	5.00%
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	1,901	2,133
Plan Fair Value Assets, Percentage	3.00%	3.00%
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	2,362	5,471
Plan Fair Value Assets, Percentage	3.00%	3.00%
Fair Value, Inputs, Level 1 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	25,487	29,878
Plan Fair Value Assets, Percentage	34.00%	34.00%
Fair Value, Inputs, Level 2 [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Plan Fair Value Assets	$ 50,078	$ 41,011
Plan Fair Value Assets, Percentage	66.00%	66.00%